UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F


FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: _______June 2010______

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	 ____Mohican Financial Management, LLC_______
Address: _____21 Railroad Ave, Suite 35________________
 _____Cooperstown, NY 13326_________________
 __________________________________________


Form 13F File Number: 28-12023_____


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	 ___Eric Hage_______________________________
Title:	 ___Chief Investment Officer___________________
Phone:	 ___607.547.1357_____________________________


Signature, Place, and Date of Signing:


____Eric Hage__ ____Cooperstown, NY__ ____July 14, 2010___


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	 _______NONE________
Form 13F Information Table Entry Total:	 ________75__________
Form 13F Information Table Value Total:  ______395,883_________
                                             (thousands)



Name Of Issuer Title of Class
Cusip
Number
Value
(x1000)
Shr/Prn
Amount
SH
PRN
PUT
CALL
Investment
Discretion
Other
Managers Sole Shared Other



AAR CORP -W/RTS TO PUR C/STK
CONVERTIBLE CORPORATE BONDS
000361AH8 5,600 6,300,000
PRN  Sole  6,300,000

AIRTRAN HLDGS INC
CONVERTIBLE SUB NOTE
00949PAD0 5,754 5,500,000
PRN   Sole   5,500,000

ALASKA COMMUNICATIONS SYSTEMS
CONVERTIBLE SUB NOTE
01167PAB7 7,620 8,000,000
PRN  Sole  8,000,000

AMERICAN MED SYS HLDGS INC
CONVERTIBLE CORPORAT
02744MAA6 2,957 2,447,000
PRN Sole 2,447,000

AMERICAN MED SYS HLDGS INC
CONVERTIBLE CORPORAT
02744MAB4 10,035 7,546,000
PRN Sole 7,546,000

BIOMARIN PHARMACEUTICAL INC
CONVERTIBLE CORPORAT
09061GAC5 7,524 6,000,000
PRN Sole 6,000,000

BIOVAIL CORP
CONVERTIBLE CORPORAT
09067JAC3 6,863 5,000,000
PRN Sole 5,000,000

CACI INTL INC
CONVERTIBLE CORPORATE BONDS
127190AC0 609 625,000
PRN  Sole  625,000

CACI INTL INC
CONVERTIBLE CORPORATE BONDS
127190AD8 7,860 8,100,000
PRN  Sole  8,100,000

CADENCE DESIGN SYS
CONVERTIBLE CORPORATE BONDS
127387AG3 2,925 3,000,000
PRN  Sole  3,000,000

CBIZ Inc
CONVERTIBLE CORPORATE BONDS
124805AA0 193 200,000
PRN  Sole  200,000

CBIZ Inc
CONVERTIBLE CORPORATE BONDS
124805AB8 3,673 3,800,000
PRN  Sole  3,800,000

CEMEX CORPORATION
CONVERTIBLE CORPORAT
151290AU7 4,863 5,000,000
PRN Sole 5,000,000

CHEMED CORPORATION
CONVERTIBLE CORPORAT
16359RAC7 4,605 5,000,000
PRN Sole 5,000,000

CIENA CORPORATION
CONVERTIBLE CORPORATE BONDS
171779AB7 4,736 5,856,000
PRN   Sole   5,856,000

CIENA CORPORATION
CONVERTIBLE CORPORATE BONDS
171779AF8 4,694 5,000,000
PRN   Sole   5,000,000

COMMSCOPE INC
CONVERTIBLE CORPORATE BONDS
203372AG2 9,254 8,500,000
PRN   Sole   8,500,000

COMTECH TELECOMMUNICATION
CONVERTIBLE CORPORAT
205826AE0 5,113 5,000,000
PRN Sole 5,000,000

CONCUR TECHNOLOGIES INC
Conv CONVERTIBLE SUB NOTE
206708AA7 2,525 2,500,000
PRN Sole 2,500,000

Coinstar Inc Sr. Nt
Conv CONVERTIBLE SUB NOTE
19259PAF9 8,934 7,000,000
PRN Sole 7,000,000

COVANTA HOLDING
CONVERTIBLE CORPORAT
22282EAC6 6,368 6,000,000
PRN Sole 6,000,000

CUBIST PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
229678AC1 7,755 8,230,000
PRN  Sole  8,230,000

EARTHLINK INC
CONVERTIBLE CORPORATE BONDS
270321AA0 7,489 7,000,000
PRN  Sole  7,000,000

EMPIRE RESORTS INC
CONVERTIBLE CORPORATE BONDS
292052AB3 855 1,000,000
PRN  Sole  1,000,000

ENDO PHARMA HLDGS INC
CONVERTIBLE CORPORATE BONDS
29264FAA4 6,676 7,000,000
PRN  Sole  7,000,000

ENERSYS
CONVERTIBLE CORPORATE BONDS
29275YAA0 1,970 2,175,000
PRN  Sole  2,175,000

EQUINIX INC
CONVERTIBLE CORPORATE BONDS
29444UAH9 7,686 6,500,000
PRN  Sole  6,500,000

EQUINIX INC
CONVERTIBLE CORPORATE BONDS
29444UAG1 1,868 2,000,000
PRN  Sole  2,000,000

EXTERRAN HOLDINGS INC
CONVERTIBLE CORPORATE BONDS
30225XAA1 5,918 4,500,000
PRN  Sole  4,500,000

FEI CO
CONVERTIBLE CORPORAT
30241LAF6 1,975 2,000,000
PRN Sole 2,000,000

FINISAR CORP
CONVERTIBLE CORPORAT
31787AAK7 5,021 3,250,000
PRN Sole 3,250,000

FINISTAR CORP
CONVERTIBLE CORPORATE BONDS
31787AAJ0 7,963 5,000,000
PRN   Sole   5,000,000

FORD MOTOR CO DEL
CONVERTIBLE CORPORATE BONDS
345370CN8 7,713 6,190,000
PRN   Sole   6,190,000

WILSON GREATBATCH TECHS INC
CONVERTIBLE CORPORAT
39153LAB2 2,914 3,250,000
PRN Sole 3,250,000

GOLDCORP INC
CONVERTIBLE CORPORAT
380956AB8 6,581 5,804,000
PRN Sole 5,804,000

GROUP 1 AUTOMOTIVE INC
CONVERTIBLE CORPORAT
398905AF6 3,315 4,000,000
PRN Sole 4,000,000

HERTZ GLOBAL HLDGS INC
CONVERTIBLE CORPORATE BONDS
42805TAA3 4,001 3,000,000
PRN   Sole   3,000,000

INFORMATICA CORP
CONVERTIBLE CORPORATE BONDS
45666QAB8 3,510 2,800,000
PRN  Sole  2,800,000

INGERSOLL-RAND GLOBAL HLDG CO
CONVERTIBLE CORPORATE BONDS
45687AAD4 15,420 8,000,000
PRN  Sole  8,000,000

INCYTE PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
45337CAH5 1,431 1,000,000
PRN  Sole  1,000,000

Insulet Corp
CONVERTIBLE SUB NOTE
45784PAA9 8,206 8,257,000
PRN  Sole  8,257,000

INTERNATIONAL COAL GROUP INC
CONVERTIBLE CORPORATE BONDS
45928HAG1 4,840 5,400,000
PRN  Sole  5,400,000

ISIS PHARMACEUTICALS INC DEL
CONVERTIBLE SUB NOTE
464337AE4 2,965 3,154,000
PRN   Sole   3,154,000

JAGUAR MINING INC
CONVERTIBLE SUB NOTE
47009MAG8 7,734 8,250,000
PRN  Sole  8,250,000

JAKKS PACIFIC INC
CONVERTIBLE SUB NOTE
47012EAC0 6,569 5,800,000
PRN  Sole  5,800,000

KAISER ALUMINUM CORP
CONVERTIBLE CORPORAT
483007AA8 2,873 3,000,000
PRN Sole 3,000,000

KINETIC CONCEPTS INC
CONVERTIBLE CORPORAT
52324WAA7 6,659 7,000,000
PRN Sole 7,000,000

MENTOR GRAPHICS CORP
CONVERTIBLE CORPORATE BONDS
587200AF3 3,649 3,700,000
PRN  Sole  3,700,000

MYLAN INC
CONVERTIBLE CORPORATE BONDS
628530AH0 8,475 6,000,000
PRN  Sole  6,000,000

NAVISTAR INTERNATIONAL CORP
CONVERTIBLE CORPORATE BONDS
63934EAL2 5,278 4,500,000
PRN   Sole   4,500,000

NETWORK EQUIP TECHNOLOGIES
CONVERTIBLE CORPORATE BONDS
641208AA1 370 551,000
PRN   Sole   551,000

NUANCE COMMUNICATIONS INC
CONVERTIBLE CORPORAT
67020YAB6 4,180 4,000,000
PRN Sole 4,000,000

ON SEMICONDUCTOR
CONVERTIBLE CORPORATE BONDS
682189AD7 12,223 11,000,000
PRN  Sole  11,000,000

PDL BIOPHARMA INC
CONVERTIBLE CORPORAT
74369LAF0 6,563 6,900,000
PRN Sole 6,900,000

PROSHARES TR
COMMON STOCKS
74347R297 1,243 35,000
SH Sole 35,000

PSS WORLD MEDICAL INC
CONVERTIBLE CORPORATE BONDS
69366AAC4 4,645 4,000,000
PRN   Sole   4,000,000

RADISYS CORP
CONVERTIBLE CORPORAT
750459AE9 2,332 3,100,000
PRN Sole 3,100,000

RAMBUS INC-DEL
CONVERTIBLE CORPORAT
750917AC0 8,245 7,000,000
PRN Sole 7,000,000

REGIS CORPORATION
CONVERTIBLE CORPORAT
758932AA5 9,641 8,000,000
PRN Sole 8,000,000

SONIC AUTOMOTIVE INC-CL A
CONVERTIBLE CORPORAT
83545GAQ5 4,894 5,000,000
PRN Sole 5,000,000

SONOSITE INC
CONVERTIBLE CORPORAT
83568GAA2 3,653 3,662,000
PRN Sole 3,662,000

SPARTAN STORES INC
CONVERTIBLE CORPORAT
846822AD6 574 665,000
PRN Sole 665,000

SPARTAN STORES INC
CONVERTIBLE CORPORAT
846822AE4 363 420,000
PRN Sole 420,000

SYNNEX CORP
CONVERTIBLE SUB NOTE
87162WAA8 4,350 4,000,000
PRN 4,000,000

SUNPOWER CORP
CONVERTIBLE SUB NOTE
867652AC3 1,428 1,800,000
PRN 1,800,000

TAKE TWO INERACTIVE SOFTWARE
CONVERTIBLE CORPORAT
874054AA7 8,509 8,000,000
PRN Sole 8,000,000

TRW AUTOMOTIVE INC
CONVERTIBLE CORPORAT
87264MAD1 4,575 4,000,000
PRN Sole 4,000,000

TITAN INTERNATIONAL INC
CONVERTIBLE CORPORAT
888305AA7 8,754 7,450,000
PRN Sole 7,450,000

TYSON FOODS INC
CONVERTIBLE CORPORAT
902494AP8 2,452 2,100,000
PRN Sole 2,100,000

VEECO INSTRS INC DEL
CONVERTIBLE CORPORATE BONDS
922417AC4 8,801 6,500,000
PRN  Sole  6,500,000

VIRGIN MEDIA INC
CONVERTIBLE CORPORATE BONDS
92769LAB7 8,198 7,000,000
PRN  Sole  7,000,000

VIROPHARMA INC
CONVERTIBLE CORPORAT
928241AH1 7,065 8,225,000
PRN Sole 8,225,000

WEBMD CORP
CONVERTIBLE CORPORAT
94769MAG0 2,678 2,000,000
PRN Sole 2,000,000

WRIGHT MEDICAL GROUP INC
CONVERTIBLE CORPORATE BONDS
98235TAA5 6,048 7,000,000
PRN  Sole  7,000,000

XILINX INC
CONVERTIBLE CORPORATE BONDS
983919AE1 4,085 4,000,000
PRN  Sole  4,000,000

Rows - 75
Number of other managers - 0